Related party transactions - Summary Of Movement Of Allowance For Credit Losses On Amounts Due From Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Due From Related Parties Allowance For Credit Losses [Line Items]
Begining balance	¥ 856,016
Additions	7,818	¥ 890,700
Charge-offs	3,471	(34,684)
Foreign currency exchange differences	(8,687)
Ending balance	¥ 858,618	¥ 856,016